Other Borrowed Funds	12 Months Ended
Dec. 31, 2017
Other Borrowed Funds
Other Borrowed Funds

(9) Other Borrowed Funds

Other borrowed funds include Federal Home Loan Bank borrowings, which are short and long‑term fixed borrowings issued by the Federal Home Loan Bank of Dallas at the market price offered at the time of funding. These borrowings are secured by mortgage‑backed investment securities and a portion of the Company’s loan portfolio. The increase in other borrowed funds is a result of purchases of available‑for‑sale securities.

Further information regarding the Company’s other borrowed funds at December 31, 2017 and 2016 is set forth in the following table:

	December 31,
	2017	2016
	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term
Balance at year end	$945,225	$583,375
Rate on balance outstanding at year end	1.44%	0.66%
Average daily balance	$839,858	$483,379
Average rate	1.23%	0.47%
Maximum amount outstanding at any month end	$1,043,250	$600,875
Federal Home Loan Bank advances—long-term(1)
Balance at year end	$250,000	$150,000
Rate on balance outstanding at year end	1.26%	0.58%
Average daily balance	$51,644	$150,000
Average rate	1.26%	0.58%
Maximum amount outstanding at any month end	$250,000	$150,000

(1)

Long-term advances outstanding at December 31, 2017 mature in the following increments:  $100,000,000 in November 2027 and $150,000,000 in December 2027 and are callable by the FHLB on a quarterly basis.  Long-Term advances outstanding at December 31, 2016 matured in January 2017.